INTANGIBLE ASSETS NET (Tables)	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS NET
Schedule of Intangible Assets
	June 30,	December 31,
	2024	2023
	(unaudited)
Online course copyrights	$601,057	$615,220
Software copyrights	15,288	15,649
Sub-total	616,345	630,869
Less: accumulated amortization	(303,509)	(279,189)
Intangible asset, net	$312,836	$351,680

Schedule of Estimated Future Amortization Expense
Amortization
Twelve months ending December 31,	expense
For the remainder of Fiscal 2024	30,747
Fiscal 2025	60,684
Fiscal 2026	60,106
Fiscal 2027	59,532
Fiscal 2028	53,205
Thereafter	48,562
Total	$312,836